SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2024 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 79,242.0
Fair Value	80,250.0
Amount At Which Shown In The Balance Sheet	80,250.0
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	77,126.0
Fair Value	75,332.0
Amount At Which Shown In The Balance Sheet	75,332.0
Fixed maturities | US Government Agencies and Authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	47,103.0
Fair Value	45,988.0
Amount At Which Shown In The Balance Sheet	45,988.0
Fixed maturities | State and local government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,893.0
Fair Value	2,778.0
Amount At Which Shown In The Balance Sheet	2,778.0
Fixed maturities | Foreign government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	16.0
Fair Value	16.0
Amount At Which Shown In The Balance Sheet	16.0
Fixed maturities | Public Utilities, Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,432.0
Fair Value	1,412.0
Amount At Which Shown In The Balance Sheet	1,412.0
Fixed maturities | Corporate And Other Debt Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	12,679.0
Fair Value	12,542.0
Amount At Which Shown In The Balance Sheet	12,542.0
Fixed maturities | Asset-backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	13,003.0
Fair Value	12,596.0
Amount At Which Shown In The Balance Sheet	12,596.0
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,501.0
Fair Value	4,303.0
Amount At Which Shown In The Balance Sheet	4,303.0
Equity securities | Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	38.0
Fair Value	121.0
Amount At Which Shown In The Balance Sheet	121.0
Equity securities | Financials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	143.0
Fair Value	579.0
Amount At Which Shown In The Balance Sheet	579.0
Equity securities | Industrials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	564.0
Fair Value	2,875.0
Amount At Which Shown In The Balance Sheet	2,875.0
Equity securities | Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	756.0
Fair Value	728.0
Amount At Which Shown In The Balance Sheet	728.0
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	615.0
Fair Value	615.0
Amount At Which Shown In The Balance Sheet	$ 615.0